UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-07414

The Santa Barbara Group of Mutual Funds, Inc.

(Exact name of registrant as specified in charter)

107 South Fair Oaks Boulevard, Suite 315, Pasadena, CA 91105

(Address of principal executive offices)

(Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 450 Wireless Blvd, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

626-844-1440

Date of fiscal year end:

3/31

Date of reporting period: 6/30/08

Item 1.  Schedule of Investments.

The Santa Barbara Group of Mutual Funds
Montecito Fund
SCHEDULE OF INVESTMENTS (Unaudited)		June 30, 2008

		Market
Security	Shares	Value
COMMON STOCK - 49.46%
Banks - 0.63%
Captial Corp. of the West	20,000	$ 76,000

Beverages - 1.58%
PepsiCo, Inc.	3,000	190,770

Building Materials - 0.64%
Cemex SA de CV- ADR*	3,108	76,768

Chemicals - 1.07%
Ecolab, Inc.	3,000	128,970

Closed-End Funds - 1.35%
ING Clarion Global Real Estate	5,000	66,350
RMR Asia Pacific Estate Fund	7,700	96,250
		162,600
Commercial Services - 2.77%
Macquarie Infrastructure Co.	7,000	177,030
Paychex, Inc.	5,000	156,400
		333,430
Conglomerates - 1.77%
General Electric Co.	8,000	213,520

Consumer Products - 2.03%
Kimberly-Clark Corp.	4,100	245,098

Cosmetics - 1.01%
Procter & Gamble Co.	2,000	121,620

Enviromental Control- 1.99%
Mine Safety Appliances Co.	6,000	239,940

Food - 3.26%
H.J. Heinz Co.	3,000	143,550
Hershey Foods Corp.	5,000	163,900
Kraft Foods, Inc.	3,000	85,350
		392,800
The Santa Barbara Group of Mutual Funds
Montecito Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)		June 30, 2008

		Market
Security	Shares	Value
Insurance - 1.35%
21st Century Holding Co.	20,000	$ 163,400

Investment Management - 4.03%
American Capital Strategies, Ltd.	3,000	71,310
Greenhill & Co., Inc.	3,500	188,510
T. Rowe Price Group, Inc.	4,000	225,880
		485,700
Media - 0.33%
The McGraw-Hill Companies, Inc.	1,000	40,120

Medical - 5.97%
Abbott Laboratories	4,000	211,880
Eli Lilly and Co.	2,500	115,400
Johnson & Johnson	4,000	257,360
Roche Holding AG - ADR	1,500	135,480
		720,120
Office Supplies - 1.46%
Avery Dennison Corp.	4,000	175,720

Oil & Gas - 9.80%
BP PLC - ADR	2,000	139,140
ChevronTexaco Corp.	2,500	247,825
Enerplus Resources Fund	4,000	184,960
Pengrowth Energy Trust - Class A	10,000	201,100
Penn West Energy Trust	6,000	203,040
Petrochina Co. Ltd. - ADR	500	64,430
Petroleo Brasileiro SA - ADR	2,000	141,660
		1,182,155
Retail - Restaurants - 2.56%
McDonalds Corp.	5,500	309,210

Semiconductor - 1.42%
Intel Corp.	8,000	171,840
The Santa Barbara Group of Mutual Funds
Montecito Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)		June 30, 2008

		Market
Security	Shares	Value
Software - 0.91%
Microsoft Corp.	4,000	$ 110,040

Textiles - 1.49%
JG Boswell Co.	193	179,490

Transportation - 2.04%
United Parcel Service, Inc. - Class B	4,000	245,880

TOTAL COMMON STOCK
(Cost - $6,239,214)		5,965,191

PREFERRED STOCK - 2.91%
U.S Government Agency - 2.91%
Freddie Mac, 5.00%	11,410	351,314
TOTAL PREFERRED STOCK
(Cost - $431,633)

REAL ESTATE INVESTMENT TRUSTS - 27.28%
Apartments - 4.79%
Apartment Investment & Management Co.	4,000	136,240
Apartment Investment & Management Co. - Preferred, 7.75%	14,000	325,500
Education Realty Trust, Inc.	10,000	116,500
		578,240
Diversified - 6.00%
Entertainment Properties Trust - Convertible Preferred, 5.75%	11,000	218,295
Gladstone Commercial Corp.	5,000	86,650
Investors Real Estate Trust	11,000	104,940
Lexington Realty Trust	10,000	136,300
Lexington Realty Trust - Convertible Preferred, 6.50%	5,000	177,500
		723,685
Health Care - 3.87%
Health Care REIT, Inc. - Convertible Preferred, 7.50%	7,200	232,344
Medical Properties Trust, Inc.	20,000	202,400
Nationwide Health Properties, Inc.	1,000	31,490
		466,234
The Santa Barbara Group of Mutual Funds
Montecito Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)		June 30, 2008

		Market
Security	Shares	Value
Hotels - 0.19%
Ashford Hospitality Trust	5,000	$ 23,100

Manufactured Homes - 1.27%
Sun Communities	6,500	118,495
UMH Properties, Inc.	4,000	35,000
		153,495
Mortgage - 1.10%
Northstar Realty Finance Corp. - Preferred, 8.25%	10,000	132,000

Office Property - 2.72%
HRPT Properties Trust	23,000	155,710
HRPT Properties Trust - Convertible Preferred, 6.50%	10,000	172,500
		328,210
Single Tenants - 1.32%
Realty Income Corp.	7,000	159,320

Storage - 1.90%
Sovran Self Storage, Inc.	5,500	228,580

Warehouse - 4.12%
First Industrial Realty Trust, Inc.	10,000	274,700
First Potomac Realty Trust, Inc.	2,000	30,480
Monmouth Real Estate Investment Corp. - Class A	30,000	192,000
		497,180
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost - $3,907,327)		3,290,044

	Principal
Security	Amount
U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.73%
Fannie Mae, 4.00%, due 12/9/11	$ 250,000	250,286
Federal Home Loan Bank, 3.50%, due 4/25/11	500,000	498,428
Federal Home Loan Bank, 5.625%, due 3/30/17	300,000	304,229
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		1,052,943
(Cost - $1,039,338)

The Santa Barbara Group of Mutual Funds
Montecito Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)		June 30, 2008

	Principal	Market
Security	Amount	Value
U.S. TREASURY BONDS - 6.92%
U.S. Treasury TIP Bond, 1.875%, due 7/15/15	$ 300,000	$ 347,430
U.S. Treasury TIP Bond, 1.750%, due 1/15/28	500,000	488,041
TOTAL U.S. TREASURY BONDS
(Cost - $840,207)		835,471

MORTGAGE BACKED SECURITIES - 1.98%
Freddie Mac REMIC, 5.75%, due 7/15/35	236,844	238,528
(Cost - $237,396)

SHORT TERM INVESTMENT - 3.39%	Shares
Bank of New York Hamilton Fund- Premier Shares, 2.16% (a)	408,747	408,747
(Cost - $408,747)

Total Investments - 100.67%
(Cost - $13,103,862)		12,142,238
Liabilities in Excess of Other Assets - (0.67)%		(80,695)
NET ASSETS - 100.00%		$ 12,061,543

*Non-Income Producing Security
ADR- American Depositary Receipt
FSA- Financial Security Assurance
REIT- Real Estate Investment Trust
REMIC- Real Estate Mortgage Investment Conduit
TIP- Treasury Inflation Protected
(a) Rate shown is the rate in effect at June 30, 2008

At June 30, 2008, net unrealized appreciation on investment
securities was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost		$ 553,442
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value		(1,515,066)
Net unrealized depreciation		$ (961,624)

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial
Accounting Standard No. 157 (FAS 157), Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1- Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 - Significant unobservable inputs (including fund's own assumption in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2008 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investment in Securities ($)	Other Financial Instruments ($)
Level 1 - Quoted Prices	9,606,549	0
Level 2 - Other Significant Observable Inputs	2,535,689	0
Level 3 - Significant Unobservable Inputs	0	0
Total	12,142,238	0

The Santa Barbara Group of Mutual Funds
PFW Water Fund
SCHEDULE OF INVESTMENTS (Unaudited)		June 30, 2008

		Market
Security	Shares	Value
COMMON STOCK - 84.19%
Agriculture - 4.12%
Cadiz, Inc.*	23,561	$ 379,803
Tejon Ranch Co.*	10,000	360,600
		740,403
Biotechnology - 0.38%
Millipore Corp.*	1,000	67,860

Chemicals - 3.75%
Hawkins, Inc.	45,000	673,200

Crop Preparation Services - 2.07%
J.G. Boswell Co.	400	372,000

Engineering & Construction - 0.49%
Layne Christenen Co.*	2,000	87,580

Environmental Control - 8.95%
Calgon Carbon Corp.*	25,000	386,500
Met-Pro Corp.	36,100	481,935
Nalco Holding Co.	35,000	740,250
		1,608,685
Farm & Machinery Equipment - 2.22%
Toro Co.	12,000	399,240

Healthcare - Products - 4.22%
Cantel Medical Corp.*	75,000	759,000

Holding Companies-Divers - 0.87%
Heckman Corp.*	17,500	156,800

Household Products\Wares - 0.01%
Eco-Safe Systems USA, Inc. *	10,000	1,600

The Santa Barbara Group of Mutual Funds
PFW Water Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)		June 30, 2008

		Market
Security	Shares	Value
Industrial Measurement Instruments - 13.78%
Badger Meter, Inc.	5,000	$ 252,650
Itron, Inc.*	6,000	590,100
Mesa Laboratories, Inc.	24,004	576,096
O.I. Corp.	27,805	311,416
Watts Water Technologies, Inc.	30,000	747,000
		2,477,262
Machinery - Diversified - 3.80%
Gorman-Rupp Co.	15,000	597,600
Lindsay Corp.	1,000	84,970
		682,570
Metal Fabricate - 6.75%
Mueller Water Products, Inc.	95,000	766,650
Northwest Pipe Co.*	8,000	446,400
		1,213,050
Miscellaneous Manufacturing - 7.03%
Ameron International Corp.	4,250	509,915
Pentair, Inc.	21,500	752,930
		1,262,845
Special Industry Machinery - 3.19%
Entegris, Inc.*	87,500	573,125

Water Supply - 21.26%
American States Water Co.	2,500	87,350
American Water Works Co.*	10,000	221,800
Aqua America, Inc.	32,500	519,025
Artesian Resources Corp.	3,500	64,365
California Water Services Group	16,500	540,705
Connecticut Water Service, Inc.	1,500	33,600
Consolidated Water Co., Inc.- ADR	49,000	970,200
Pennichuck Corp.	1,392	32,225
SJW Corp.	11,000	290,400
Southwest Water Co.	72,500	726,450
Veolia Environnement- ADR	6,000	335,100
		3,821,220

The Santa Barbara Group of Mutual Funds
PFW Water Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)		June 30, 2008

		Market
Security	Shares	Value
Water Treatment Services - 1.30%
WorldWater & Solar Technologies Corp.*	330,000	$ 234,300

TOTAL COMMON STOCK
(Cost - $16,339,181)		15,130,740

PREFERRED STOCK - 5.05%
Water Supply - 5.05%
Glacier Water Services, Inc., 9.0625%
TOTAL PREFERRED STOCK	38,650	907,115
(Cost - $948,512)

SHORT TERM INVESTMENT - 10.96%
Bank of New York Hamilton Fund- Premier Shares, 2.16% (a)	1,970,714	1,970,714
(Cost - $1,970,714)

Total Investments - 100.20%
(Cost - $19,258,407)		18,008,569
Liabilities in Excess of Cash and Other Assets - (0.20%)		(35,910)
NET ASSETS - 100.00%		$ 17,972,659
*Non-income producing security
(a) Rate shown is the rate in effect at June 30, 2008

At June 30, 2008, net unrealized appreciation on investment
securities was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost		$ 1,134,538
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value		(2,384,376)
Net unrealized depreciation		$ (1,249,838)

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial
Accounting Standard No. 157 (FAS 157), Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1- Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 - Significant unobservable inputs (including fund's own assumption in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2008 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investment in Securities ($)	Other Financial Instruments ($)
Level 1 - Quoted Prices	16,037,855	0
Level 2 - Other Significant Observable Inputs	1,970,714	0
Level 3 - Significant Unobservable Inputs	0	0
Total	18,008,569	0

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Santa Barbara Group of Mutual Funds, Inc.

By (Signature and Title)

/s/ John P. Odell

       John P. Odell, Co-Chairman & Co-President

Date

8/28/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ John P. Odell

        John P. Odell, Co-Chairman & Co-President

Date

8/28/2008

By (Signature and Title)

/s/ Steven W. Arnold

       Steven W. Arnold, Co-Chairman, Co-President & Treasurer

Date

8/28/2008